Deferred tax - Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Reconciliation
Deferred tax liability (asset) at beginning of period	R 22,778	R 20,302
Current year charge	(851)	2,421
Current year charge - per the income statement	(1,075)	1,361
Current year charge - per the statement of comprehensive income	224	1,060
Foreign exchange differences recognised in income statement	34	(148)
Translation of foreign operations	(149)	203
Deferred tax liability (asset) at end of period	21,812	22,778
Net deferred tax assets and liabilities [abstract]
Deferred tax assets			R (4,096)	R (3,082)
Deferred tax liabilities			25,908	25,860
Deferred tax liabilities	R 22,778	R 20,302	R 21,812	R 22,778